Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2]	£ 13,146.4	[2]
Costs of services		(10,825.1)	(10,559.1)		(10,481.6)
Gross profit		2,409.0	2,487.6		2,664.8
General and administrative costs		(1,113.1)	(1,249.7)		(1,086.9)
Operating profit		1,295.9	1,237.9		1,577.9
Share of results of associates		14.7	30.5	[2]	98.0	[2]
Profit before interest and taxation		1,310.6	1,268.4		1,675.9
Finance and investment income		99.0	98.9		89.0
Finance costs		(359.1)	(279.1)		(261.9)
Revaluation of financial instruments		(68.4)	169.4		243.9
Profit before taxation		982.1	1,257.6		1,746.9
Taxation		(275.0)	(256.0)		(83.0)
Profit for the year from continuing operations		707.1	1,001.6		1,663.9
Profit for the year from discontinued operations		10.8	137.8		248.4
Profit for the year		717.9	1,139.4		1,912.3
Attributable to:
Continuing operations		627.9	936.5		1,579.5
Discontinued operations		(3.8)	126.4		237.1
Total Equity holders of the parent		624.1	1,062.9		1,816.6
Continuing operations		79.2	65.1		84.4
Discontinued operations		14.6	11.4		11.3
Non-controlling interests		93.8	76.5		95.7
Profit for the year		£ 717.9	£ 1,139.4		£ 1,912.3
Earnings per share
Basic earnings per ordinary share		£ 0.499	£ 0.852		£ 1.440
Diluted earnings per ordinary share		0.495	0.843		1.424
Basic earnings (loss) per share from continuing operations		0.502	0.751		1.252
Diluted earnings (loss) per share from continuing operations		£ 0.498	£ 0.743		£ 1.238

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.